Related parties	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Related parties

29. Related parties

The shares of Cameco are widely held and no shareholder, resident in Canada, is allowed to own more than 25% of the Company’s outstanding common shares, either individually or together with associates. A non-resident of Canada is not allowed to own more than 15%.

Transactions with key management personnel

Key management personnel are those persons that have the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel of the Company include executive officers, vice-presidents, other senior managers and members of the board of directors.

In addition to their salaries, Cameco also provides non-cash benefits to executive officers and vice-presidents and contributes to pension plans on their behalf (note 23). Senior management and directors also participate in the Company’s share-based compensation plans (note 22).

Executive officers are subject to terms of notice ranging from three to six months. Upon resignation at the Company’s request, they are entitled to termination benefits of up to the lesser of 18 to 24 months or the period remaining until age 65. The termination benefits include gross salary plus the target short-term incentive bonus for the year in which termination occurs.

Compensation for key management personnel was comprised of:

	2017	2016

Short-term employee benefits	$26,569	$17,673
Share-based compensation	11,525	10,464
Post-employment benefits	5,914	5,910
Termination benefits	916	608

	$44,924	$34,655

(a) Excludes deferred share units held by directors (see note 22).

Other related party transactions

Through unsecured shareholder loans, Cameco has agreed to fund Inkai’s project development costs as well as further evaluation on block 3. The limits of the loan facilities are $175,000,000 (US) and advances under these facilities bear interest at a rate of LIBOR plus 2%. At December 31, 2017, $117,218,000 (US) of principal and interest was outstanding (2016 - $167,750,000 (US)).

Cameco’s share of outstanding principal and interest, representing the 40% owed to it, was $58,820,000 at December 31, 2017 (2016 - $90,095,000) (notes 10 and 28). For the year ended December 31, 2017, Cameco recorded interest income of $2,182,000 relating to this balance (2016 - $2,155,000).